Equity - other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Items that will not be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on remeasurement of defined benefit plans	€ 317	€ (72)	€ 616
Share of gains/(losses) on remeasurement of defined benefit plans for equity method investees	0	2	(5)
Items relating to discontinued operations	1	8	(32)
Total Items that will not be reclassified to the Consolidated Income Statement	314	(48)	594
Items that may be reclassified to the Consolidated Income Statement in subsequent periods:
Gains/(losses) on cash flow hedging instruments arising during the period	99	47	(25)
Gains/(losses) on cash flow hedging instruments reclassified to the Consolidated Income Statement	(108)	82	(215)
Total Gains/(losses) on cash flow hedging instruments	(9)	129	(240)
Other comprehensive income, before tax, financial assets measured at fair value through other comprehensive income	(4)	14	15
Exchange (losses)/gains on translating foreign operations	126	(1,982)	509
Share of Other comprehensive income/(loss) for equity method investees arising during the period	(77)	(94)	(97)
Share of Other comprehensive income/(loss) for equity method investees reclassified to the Consolidated Income Statement	(26)	(27)	(25)
Total Share of Other comprehensive (loss)/income for equity method investees	(103)	(121)	(122)
Items relating to discontinued operations	(91)	58	(60)
Total Items that may be reclassified to the Consolidated Income Statement	(77)	(1,916)	87
Total Other comprehensive income	237	(1,964)	681
Tax effect	(82)	(30)	(196)
Tax effect - discontinued operations	1	(1)	4
Total Other comprehensive income/(loss), net of tax (B1)(B2)(B)	€ 156	€ (1,995)	€ 489